Offerings	Jun. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Notes due 2030
Amount Registered | shares	475,000,000
Proposed Maximum Offering Price per Unit	0.99707
Maximum Aggregate Offering Price	$ 473,608,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,509.42
Offering Note
(1)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2035
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99557
Maximum Aggregate Offering Price	$ 398,228,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,968.71
Offering Note
(1)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.375% Notes due 2030
Amount of Registration Fee	$ 0
Offering Note
(1)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.000% Notes due 2035
Amount of Registration Fee	$ 0
Offering Note
(1)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.